DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - Cash Concentration (Details)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)
PRC | Maximum
Significant Concentrations and Risks
Amount insured by government authority		¥ 500,000
HKSAR | Maximum
Significant Concentrations and Risks
Amount insured by government authority | $	$ 500,000
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances		256,090,942	¥ 252,448,413
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions | PRC
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances		237,269,830	251,488,184
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions | PRC | Denominated in Renminbi ("RMB")
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances		237,269,099	251,487,461
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions | PRC | Denominated in U.S. Dollar ("USD")
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances		731	723
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions | HKSAR
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances		18,821,112	960,229
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Renminbi ("RMB")
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances		503	1
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Hong Kong Dollar
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances		9,725,249	263,216
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in U.S. Dollar ("USD")
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances		8,922,062	¥ 697,012
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Great Britain Pound
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances		¥ 173,298